ACQUISTION AND DIVESTITURE ACTIVITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Willmut Gas [Member]	Dec. 31, 2012 Willmut Gas [Member]	Dec. 31, 2011 Willmut Gas [Member]	Apr. 06, 2011 Chilquinta Energia [Member]	Sep. 13, 2011 Luz Del Sur [Member]	Apr. 06, 2011 Luz Del Sur [Member]	Dec. 31, 2011 South America Acquisition [Member]	Dec. 31, 2011 South America Acquisition [Member]	Apr. 06, 2011 South America Acquisition [Member]	Oct. 31, 2012 LuzLinares [Member]	Dec. 31, 2011 PurchasePriceAllocationSouthAmericaMember [Member]	Apr. 06, 2011 PurchasePriceAllocationSouthAmericaMember [Member]	Apr. 06, 2011 Peruvian Entities [Member]	Apr. 06, 2011 Chilean Entities [Member]	Apr. 06, 2011 Other Holding Companies [Member]
Business Acquisition [Line Items]
Ownership percentage before acquisition							50.00%		38.00%				85.00%
Acquired percentage interest in joint venture				100.00%			100.00%		76.00%				15.00%
Maximum percent of Luz del Sur minority interests									14.73%
Ownership percentage after Luz Del Sur tender offer								79.82%
Additional Shares Purchased From Tender Offer								18,918,954
Luz Del Sur settlement of public tender offer								$ 43
Premium on long term debt related to purchase												11
Consideration withheld related to purchase												32
Fair value of businesses acquired [Abstract]
Cash consideration (fair value of total consideration)												611			888	385	495	8
Fair value of equity method investments immediately prior to the acquisition															882	385	495	2
Fair value of noncontrolling interests															279	242	37	0
Total fair value of businesses acquired															2,049	1,012	1,027	10
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Cash															245	22	219	4
Property, plant and equipment				17											1,486	931	555	0
Long-term debt															(484)	(179)	(305)	0
Other net assets acquired															(173)	(223)	44	6
Total identifiable net assets															1,074	551	513	10
Goodwill				10											975	461	514	0
Remeasurement of equity method investments	0	0	277								277
Book value of equity interests												605
Revenue of acquiree since acquisition date					10					1,100
Net Income of acquiree since acquisition date										160
Earnings of acquiree since acquisition date										135
Pro forma revenues														10,379
Pro forma earnings														1,079 [1]
Business acquisition, Cash paid, net of cash acquired				19									7
Incremental proforma revenue					7	21
Liabilities Assumed				10
Purchase of noncontrolling interests	$ 0	$ (7)	$ (43)

[1]	Excludes the $277 million gain related to the remeasurement of equity method investments.